CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
A S S E T S
Cash and cash equivalents	$ 8,391	$ 33,457
Accounts receivable (net of allowance for doubtful accounts of US$nil as of December 31, 2010 and 2011)	4,246	4,359
Deferred tax assets	1,799	1,260
Amounts due from related parties (net of allowance for doubtful accounts of US$nil and US$1,334 as of December 31, 2010 and 2011)		5,950
Prepayments and other current assets (net of provision for impairment allowance of US$nil and US$714 as of December 31, 2010 and 2011)	2,999	8,221
Assets classified as held-for-sale	21,693
Total current assets	39,128	53,247
Non-current assets:
Property, plant and equipment, net	580,964	583,686
Land use rights, net	50,666	48,944
Intangible assets, net	5,788	6,249
Goodwill	135,651	136,635
Deferred tax assets	1,767	986
Other non-current assets	951	709
Total non-current assets	775,787	777,209
TOTAL ASSETS	814,915	830,456
L I A B I L I T I E S A N D S H A R E H O L D E R S ’ E Q U I T Y
Accounts payable	5,251	5,551
Short-term loans	20,881	17,742
Current portion of long-term loans	51,651	60,798
Amounts due to related parties	12,174	12,866
Deferred tax liabilities	536
Accrued expenses and other current liabilities	75,002	66,763
Warrant liabilities	440
Liabilities directly associated with the assets classified as held-for-sale	11,920
Total current liabilities	177,855	163,720
Non-current liabilities:
Long-term loans	215,382	224,297
Deferred tax liabilities	26,563	25,350
Other non-current liabilities	237	106
Total non-current liabilities	242,182	249,753
Total liabilities	420,037	413,473
Shareholders’ equity
Ordinary shares (par value US$0.001 per share, 400,000,000 shares authorized as of December 31, 2010 and 2011; 153,295,516 and 161,989,097 shares issued and outstanding as of December 31, 2010 and 2011)	162	153
Additional paid-in capital	509,499	495,652
Accumulated other comprehensive income	42,968	22,922
Accumulated deficit	(158,229)	(112,840)
Total China Hydroelectric Corporation shareholders’ equity	394,400	405,887
Noncontrolling interests	478	11,096
Total shareholders’ equity	394,878	416,983
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 814,915	$ 830,456